Total revenue and income - Summary of disaggregation by geographic location (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation by geographic location [Line Items]
Revenue and other operating income	R$ 17,030,861	R$ 14,860,096	R$ 13,347,390
Selected assets	R$ 17,260,303	13,852,708
Percentage of entity's revenue	10.00%
BRAZIL
Disclosure of disaggregation by geographic location [Line Items]
Revenue and other operating income	R$ 16,288,131	14,261,302	12,855,909
Selected assets	16,399,995	13,255,769
United States
Disclosure of disaggregation by geographic location [Line Items]
Revenue and other operating income	684,144	531,997	449,447
Selected assets	723,340	508,544
Europe [Member]
Disclosure of disaggregation by geographic location [Line Items]
Revenue and other operating income	58,586	66,797	R$ 42,034
Selected assets	R$ 136,968	R$ 88,395